As filed with the Securities and Exchange Commission on April 2, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
 (Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
 (Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
 (Name and address of agent for service)

(626) 304-9222
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.5%
	Consumer Discretionary - 12.4%
13,000	Adient PLC	$842,400
4,100,000	Ascena Retail Group, Inc. (a)	8,856,000
40,600	Bed Bath & Beyond, Inc.	937,048
1,460,200	CarMax, Inc. (a)	104,214,474
2,634,600	Carnival Corp.	188,663,706
349,628	CBS Corp. - Class B	20,142,069
442,000	Comcast Corp. - Class A	18,798,260
483,909	Entercom Communications Corp. - Class A	5,347,194
1,360,700	L Brands, Inc.	68,157,463
595,382	Las Vegas Sands Corp.	46,154,013
6,370,900	Mattel, Inc.	100,915,056
10,000	McDonald's Corp.	1,711,400
1,100,000	MGM Resorts International	40,095,000
1,200,000	Newell Brands, Inc.	31,728,000
135,000	Restaurant Brands International, Inc.	8,152,650
1,394,000	Ross Stores, Inc.	114,851,660
380,000	Royal Caribbean Cruises Ltd.	50,749,000
4,385,000	Sony Corp. - ADR	210,216,900
100,000	Tempur Sealy International, Inc. (a)	5,964,000
160,000	TJX Cos., Inc.	12,851,200
1,231,200	Tribune Media Co. - Class A	52,436,808
1,793,200	tronc, Inc. (a) (b)	36,581,280
310,000	V.F. Corp.	25,153,400
225,000	Walt Disney Co. (The)	24,450,750
352,839	Whirlpool Corp.	64,012,051
		1,241,981,782

	Consumer Staples - 0.7%
150,000	Altria Group, Inc.	10,551,000
286,000	CVS Health Corp.	22,505,340
100,000	Philip Morris International, Inc.	10,723,000
370,000	Tyson Foods, Inc. - Class A	28,160,700
		71,940,040

	Energy - 0.6%
20,000	EOG Resources, Inc.	2,300,000
95,000	Exxon Mobil Corp.	8,293,500
45,000	National Oilwell Varco, Inc.	1,650,600
875,000	Range Resources Corp.	12,468,750
246,534	Schlumberger Ltd.	18,139,972
2,000,000	Southwestern Energy Co. (a)	8,480,000
751,300	Transocean Ltd. (a)	8,106,527
		59,439,349

	Financials - 12.7%
75,000	American Express Co.	7,455,000
1,023,758	Bank of America Corp.	32,760,256
2,605,200	Charles Schwab Corp. (The)	138,961,368
1,400,000	Citigroup, Inc.	109,872,000
387,963	CME Group, Inc.	59,544,561
103,400	CNA Financial Corp.	5,600,144
2,888,900	Discover Financial Services	230,534,220
3,389,400	JPMorgan Chase & Co.	392,051,898
384,950	Marsh & McLennan Cos., Inc.	32,151,024
281,600	Mercury General Corp.	13,784,320
620,800	Northern Trust Corp.	65,426,112
235,000	Progressive Corp. (The)	12,713,500
2,694,808	Wells Fargo & Co.	177,264,470
		1,278,118,873

	Health Care - 16.6%
1,354,400	Abbott Laboratories	84,189,504
1,362,000	Agilent Technologies, Inc.	100,011,660
934,000	Amgen, Inc.	173,770,700
6,602,300	AstraZeneca PLC - ADR	231,476,638
329,400	Biogen, Inc. (a)	114,568,614
262,000	Bioverativ, Inc. (a)	27,001,720
517,900	Boston Scientific Corp. (a)	14,480,484
1,346,800	Bristol-Myers Squibb Co.	84,309,680
3,180,000	Eli Lilly & Co.	259,011,000
266,735	GlaxoSmithKline PLC - ADR	10,005,230
86,600	Johnson & Johnson	11,967,254
429,600	Medtronic PLC	36,898,344
1,806,400	Merck & Co., Inc.	107,029,200
1,191,850	Novartis AG - ADR	107,338,011
1,077,391	PerkinElmer, Inc.	86,363,663
333,044	Roche Holding AG - CHF	82,102,547
344,000	Sanofi - ADR	15,111,920
437,000	Thermo Fisher Scientific, Inc.	97,936,070
180,000	Zimmer Biomet Holdings, Inc.	22,881,600
		1,666,453,839

	Industrials - 20.8%
3,019,000	AECOM (a)	118,073,090
1,553,500	Airbus Group SE - EUR	178,410,248
95,200	Alaska Air Group, Inc.	6,257,496
4,615,700	American Airlines Group, Inc.	250,724,824
45,000	Boeing Co. (The)	15,946,650
1,150,000	Caterpillar, Inc.	187,197,000
170,000	CSX Corp.	9,650,900
233,000	Curtiss-Wright Corp.	30,443,780
1,051,919	Deere & Co.	175,060,360
1,375,000	Delta Air Lines, Inc.	78,058,750
946,900	FedEx Corp.	248,542,312
103,950	Honeywell International, Inc.	16,597,696
791,400	Jacobs Engineering Group, Inc.	54,970,644
199,761	Matson, Inc.	6,833,824
275,000	Norfolk Southern Corp.	41,492,000
140,000	Pentair PLC	10,010,000
807,200	Ritchie Bros. Auctioneers, Inc.	26,250,144
30,000	Rockwell Automation, Inc.	5,918,700
50,000	Rockwell Collins, Inc.	6,924,500
125,000	Safran S.A. - EUR	14,113,404
941,000	Siemens AG - EUR	142,720,202
3,980,500	Southwest Airlines Co.	242,014,400
50,000	Union Pacific Corp.	6,675,000
2,408,900	United Continental Holdings, Inc. (a)	163,371,598
361,300	United Parcel Service, Inc. - Class B	46,000,716
56,000	United Technologies Corp.	7,728,560
		2,089,986,798

	Information Technology - 28.8%
1,040,000	Activision Blizzard, Inc.	77,095,200
509,600	Adobe Systems, Inc. (a)	101,797,696
35,000	Alphabet, Inc. - Class A (a)	41,377,700
35,000	Alphabet, Inc. - Class C (a)	40,947,900
719,200	Analog Devices, Inc.	66,080,096
1,690,000	Applied Materials, Inc.	90,634,700
3,052,700	Cisco Systems, Inc.	126,809,158
750,000	Corning, Inc.	23,415,000
80,553	Dell Technologies Inc. - Class V (a)	5,775,650
675,000	Diebold, Inc.	12,453,750
740,102	DXC Technology Co.	73,677,154
3,330,000	eBay, Inc. (a)	135,131,400
3,743,199	Flex Ltd. (a)	67,415,014
17,447,900	Hewlett Packard Enterprise Co.	286,145,560
10,409,800	HP, Inc.	242,756,536
1,450,000	Intel Corp.	69,803,000
1,724,000	Keysight Technologies, Inc. (a)	80,545,280
1,229,500	KLA-Tencor Corp.	134,999,100
12,977,800	L.M. Ericsson Telephone Co. - ADR	83,577,032
3,557,294	Micro Focus International PLC - ADR	107,572,571
1,943,100	Microsoft Corp.	184,613,931
4,218,500	NetApp, Inc.	259,437,750
504,000	NVIDIA Corp.	123,883,200
1,685,000	PayPal Holdings, Inc. (a)	143,764,200
1,084,405	QUALCOMM, Inc.	74,010,641
605,900	Teradyne, Inc.	27,774,456
1,563,800	Texas Instruments, Inc.	171,501,946
384,400	Visa, Inc. - Class A	47,754,012
		2,900,749,633

	Materials - 0.7%
2,320	AdvanSix, Inc. (a)	91,547
50,000	Celanese Corp. - Series A	5,408,000
664,999	DowDuPont, Inc.	50,260,625
135,900	Monsanto Co.	16,552,620
		72,312,792

	Utilities - 0.2%
372,379	Public Service Enterprise Group, Inc.	19,315,299

	TOTAL COMMON STOCKS
	(Cost $5,876,579,883)	$9,400,298,405

	CLOSED-END FUNDS - 1.7%
2,190,000	Altaba, Inc. (a)	174,937,200

	TOTAL CLOSED-END FUNDS
	(Cost $84,648,585)	174,937,200

Shares		Value
	SHORT-TERM INVESTMENTS - 4.6%
465,232,684	Dreyfus Treasury Securities Cash Management Fund - 1.19% (c)	$465,232,684
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $465,232,684)	465,232,684
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,426,461,152) - 99.8%	10,040,468,289
	Other Assets in Excess of Liabilities - 0.2%	19,307,287
	TOTAL NET ASSETS - 100.0%	$10,059,775,576

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows:
Cost of investments	$6,426,461,152
Gross unrealized appreciation	3,822,478,849
Gross unrealized depreciation	(208,471,712)
Net unrealized appreciation	$3,614,007,137

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer tothe Notes to Financial  Statements section in the Fund's most recent annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.3%
	Consumer Discretionary - 11.0%
2,145,000	Ascena Retail Group, Inc. (a)	$4,633,200
2,076,100	CarMax, Inc. (a)	148,171,257
1,985,746	Carnival Corp.	142,199,271
275,000	CBS Corp. - Class B	15,842,750
230,000	Entercom Communications Corp. - Class A	2,541,500
379,500	Gildan Activewear, Inc.	12,891,615
125,000	Hilton Worldwide Holdings, Inc.	10,706,250
2,195,200	IMAX Corp. (a)	43,574,720
315,000	iRobot Corp. (a)	27,956,250
2,054,598	L Brands, Inc.	102,914,814
657,099	Las Vegas Sands Corp.	50,938,314
3,893,200	Mattel, Inc.	61,668,288
650,000	MGM Resorts International	23,692,500
1,850,000	Norwegian Cruise Line Holdings Ltd. (a)	112,369,000
100,000	Ross Stores, Inc.	8,239,000
1,496,371	Royal Caribbean Cruises Ltd.	199,840,347
1,523,027	Shutterfly, Inc. (a)	103,794,290
50,000	Skechers U.S.A., Inc. - Class A (a)	2,059,500
4,070,000	Sony Corp. - ADR	195,115,800
43,000	Tesla, Inc. (a)	15,235,330
126,000	TJX Cos., Inc.	10,120,320
23,000	Ulta Beauty, Inc. (a)	5,108,300
		1,299,612,616

	Consumer Staples - 0.2%
274,900	Blue Buffalo Pet Products, Inc. (a)	9,341,102
151,000	CVS Health Corp.	11,882,190
		21,223,292

	Energy - 0.3%
210,000	Cabot Oil & Gas Corp.	5,533,500
15,000	EOG Resources, Inc.	1,725,000
72,900	Schlumberger Ltd.	5,363,982
3,000,000	Southwestern Energy Co. (a)	12,720,000
872,000	Transocean Ltd. (a)	9,408,880
		34,751,362

	Financials - 7.1%
100,000	Bank of America Corp.	3,200,000
2,543,223	Charles Schwab Corp. (The)	135,655,515
500,000	Citigroup, Inc.	39,240,000
106,000	CME Group, Inc.	16,268,880
1,164,200	Discover Financial Services	92,903,160
5,010,000	E*TRADE Financial Corp. (a)	264,027,000
1,500,000	JPMorgan Chase & Co.	173,505,000
390,350	Marsh & McLennan Cos., Inc.	32,602,032
10,300	Moody's Corp.	1,666,437
245,000	Northern Trust Corp.	25,820,550
157,000	Progressive Corp. (The)	8,493,700
675,000	Wells Fargo & Co.	44,401,500
		837,783,774

	Health Care - 32.5%
852,018	Abbott Laboratories	52,961,439
1,829,800	ABIOMED, Inc. (a)	430,003,000
2,783,900	Accuray, Inc. (a)	15,729,035
411,300	Agilent Technologies, Inc.	30,201,759
6,960,368	Alkermes PLC (a)	397,924,239
1,304,900	Amgen, Inc.	242,776,645
2,328,700	AstraZeneca PLC - ADR	81,644,222
410,000	BeiGene Ltd. - ADR (a)	55,657,500
538,900	Biogen, Inc. (a)	187,434,809
1,394,796	BioMarin Pharmaceutical, Inc. (a)	125,852,443
361,850	Bioverativ, Inc. (a)	37,292,261
1,418,800	Boston Scientific Corp. (a)	39,669,648
1,658,000	Bristol-Myers Squibb Co.	103,790,800
3,349,100	Eli Lilly & Co.	272,784,195
3,339,743	Epizyme, Inc. (a)	53,936,849
426,800	Illumina, Inc. (a)	99,290,752
2,400,000	ImmunoGen, Inc. (a)	22,032,000
2,614,521	Insulet Corp. (a)	200,089,292
350,900	Medtronic PLC	30,138,801
795,000	Merck & Co., Inc.	47,103,750
727,200	Momenta Pharmaceuticals, Inc. (a)	12,362,400
7,269,356	Nektar Therapeutics (a)	607,790,855
934,536	Novartis AG - ADR	84,164,312
200,000	NuVasive, Inc. (a)	9,774,000
200,000	OraSure Technologies, Inc. (a)	4,352,000
411,000	PerkinElmer, Inc.	32,945,760
2,917,961	QIAGEN N.V. (a)	97,722,514
384,032	Roche Holding AG - CHF	94,672,192
5,527,700	Seattle Genetics, Inc. (a)	289,098,710
315,400	Thermo Fisher Scientific, Inc.	70,684,294
48,500	Waters Corp. (a)	10,457,085
45,000	Zimmer Biomet Holdings, Inc.	5,720,400
		3,846,057,961

	Industrials - 12.4%
2,194,700	AECOM (a)	85,834,717
737,700	Airbus Group SE - EUR	84,720,463
5,587,201	American Airlines Group, Inc.	303,496,758
400,000	Avis Budget Group, Inc. (a)	17,984,000
450,000	Caterpillar, Inc.	73,251,000
145,000	CIRCOR International, Inc.	7,687,900
274,000	Curtiss-Wright Corp.	35,800,840
1,675,000	Delta Air Lines, Inc.	95,089,750
200,000	FedEx Corp.	52,496,000
175,500	IDEX Corp.	25,180,740
1,420,794	Jacobs Engineering Group, Inc.	98,688,351
2,572,550	JetBlue Airways Corp. (a)	53,663,393
489,000	Ritchie Bros. Auctioneers, Inc.	15,902,280
160,000	Siemens AG - EUR	24,266,985
3,197,700	Southwest Airlines Co.	194,420,160
512,740	Textron, Inc.	30,082,456
3,771,200	United Continental Holdings, Inc. (a)	255,762,784
86,000	United Parcel Service, Inc. - Class B	10,949,520
		1,465,278,097

	Information Technology - 31.3%
1,252,353	Adobe Systems, Inc. (a)	250,170,035
1,528,000	Alibaba Group Holding Ltd. - ADR (a)	312,155,120
116,067	Alphabet, Inc. - Class A (a)	137,216,729
115,530	Alphabet, Inc. - Class C (a)	135,163,168
644,400	Altair Engineering, Inc. - Class A (a)	17,141,040
265,000	Analog Devices, Inc.	24,348,200
151,700	Applied Materials, Inc.	8,135,671
213,600	ASML Holding N.V.	43,352,256
15,181,850	BlackBerry Ltd. (a)	192,202,221
2,016,100	Cisco Systems, Inc.	83,748,794
1,320,100	Cree, Inc. (a)	45,556,651
255,939	Dell Technologies Inc. - Class V (a)	18,350,826
417,130	DXC Technology Co.	41,525,292
205,000	eBay, Inc. (a)	8,318,900
225,000	Electronic Arts, Inc. (a)	28,566,000
658,595	Ellie Mae, Inc. (a)	61,578,633
5,329,200	Flex Ltd. (a)	95,978,892
524,718	FormFactor, Inc. (a)	7,529,703
9,132,300	Hewlett Packard Enterprise Co.	149,769,720
3,669,700	HP, Inc.	85,577,404
1,500,000	Intel Corp.	72,210,000
105,000	Intuit, Inc.	17,629,500
725,000	Jabil Circuit, Inc.	18,436,750
547,150	Keysight Technologies, Inc. (a)	25,562,848
698,300	KLA-Tencor Corp.	76,673,340
8,154,600	L.M. Ericsson Telephone Co. - ADR	52,515,624
1,365,109	Micro Focus International PLC - ADR	41,280,896
6,315,000	Micron Technology, Inc. (a)	276,091,800
2,257,100	Microsoft Corp.	214,447,071
3,567,354	NetApp, Inc.	219,392,271
1,619,000	Nuance Communications, Inc. (a)	28,834,390
620,000	NVIDIA Corp.	152,396,000
1,029,600	QUALCOMM, Inc.	70,270,200
112,249	Rambus, Inc. (a)	1,417,705
2,255,000	Splunk, Inc. (a)	208,294,350
4,914,300	Stratasys Ltd. (a) (b)	105,116,877
39,400	Teradyne, Inc.	1,806,096
1,621,395	Texas Instruments, Inc.	177,818,390
945,600	Trimble, Inc. (a)	41,700,960
810,000	Visa, Inc. - Class A	100,626,300
410,000	VMware, Inc. - Class A (a)	50,753,900
120,380	Western Digital Corp.	10,711,412
		3,710,371,935

	Materials - 0.5%
394,500	Monsanto Co.	48,050,100
100,000	Praxair, Inc.	16,149,000
		64,199,100

	TOTAL COMMON STOCKS
	(Cost $5,893,033,966)	$11,279,278,137

CLOSED-END FUNDS - 0.4%
578,000	Altaba, Inc. (a)	46,170,640

	TOTAL CLOSED-END FUNDS
	(Cost $21,332,574)	46,170,640

	RIGHTS - 0.0%
	Health Care - 0.0%
30,000	Dyax Corp. Contingent Value Rights (a) (c) (d)	90,000

	TOTAL RIGHTS
	(Cost $21,191)	90,000

Shares		Value
	SHORT-TERM INVESTMENTS - 4.2%
497,380,800	Dreyfus Treasury Securities Cash Management Fund - 1.19% (e)	$497,380,800
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $497,380,800)	497,380,800
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,411,768,531) - 99.9%	11,822,919,577
	Other Assets in Excess of Liabilities - 0.1%	7,023,703
	TOTAL NET ASSETS - 100.0%	$11,829,943,280

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows:

Cost of investments	$6,411,768,531
Gross unrealized appreciation	5,586,056,377
Gross unrealized depreciation	(174,905,331)
Net unrealized appreciation	$5,411,151,046

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer tothe Notes to Financial  Statements section in the Fund's most recent annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.0%
	Consumer Discretionary - 14.9%
100	Amazon.com, Inc. (a)	$145,089
2,248,000	Ascena Retail Group, Inc. (a)	4,855,680
825,000	Boot Barn Holdings, Inc. (a)	14,462,250
1,642,900	CarMax, Inc. (a)	117,253,773
7,980,900	Chegg, Inc. (a) (b)	138,229,188
9,521,000	DHX Media Ltd. - Class A - CAD	37,232,529
8,000	Entercom Communications Corp. - Class A	88,400
265,000	Gildan Activewear, Inc.	9,002,050
96,000	Habit Restaurants, Inc. (The) (a)	840,000
3,333,700	IMAX Corp. (a) (b)	66,173,945
357,000	iRobot Corp. (a)	31,683,750
1,848,186	Lions Gate Entertainment Corp. - Class A (a)	62,542,614
2,802,500	Lions Gate Entertainment Corp. - Class B (a)	89,680,000
5,700	Netflix, Inc. (a)	1,540,710
555,000	Norwegian Cruise Line Holdings Ltd. (a)	33,710,700
6,000	Restaurant Brands International, Inc.	362,340
13,800	Roku, Inc. (a)	560,556
1,666,800	Royal Caribbean Cruises Ltd.	222,601,140
2,852,400	Shutterfly, Inc. (a) (b)	194,391,060
7,375,000	Sony Corp. - ADR	353,557,500
264,490	Tesla Motors, Inc. (a)	93,711,452
1,034,500	Tribune Media Co. - Class A	44,059,355
1,240,001	tronc, Inc. (a)	25,296,020
1,599,000	Tuesday Morning Corp. (a)	4,637,100
38,600	Ulta Beauty, Inc. (a)	8,573,060
		1,555,190,261

	Consumer Staples - 0.0%
14,000	Calavo Growers, Inc.	1,218,000

	Energy - 0.3%
581,750	Cabot Oil & Gas Corp.	15,329,112
40,000	EOG Resources, Inc.	4,600,000
85,000	Rex Energy Corp. (a)	125,800
1,074,882	Transocean Ltd. (a)	11,597,977
		31,652,889

	Financials - 3.3%
250,671	CME Group, Inc.	38,472,985
503,303	Discover Financial Services	40,163,580
2,036,066	E*TRADE Financial Corp. (a)	107,300,678
780,820	MarketAxess Holdings, Inc.	153,204,692
40,000	NMI Holdings, Inc. - Class A (a)	734,000
139,000	Progressive Corp. (The)	7,519,900
		347,395,835

	Health Care - 36.1%
2,066,300	Abaxis, Inc. (b)	148,050,395
1,503,300	Abbott Laboratories	93,445,128
1,751,873	ABIOMED, Inc. (a)	411,690,155
1,650,600	Accuray, Inc. (a)	9,325,890
472,100	Adverum Biotechnologies, Inc. (a)	3,446,330
6,041,839	Alkermes PLC (a)	345,411,936
4,000,400	Arbutus Biopharma Corp. (a) (b)	20,402,040
825,000	Axovant Sciences Ltd. (a)	1,674,750
314,647	BeiGene Ltd. - ADR (a)	42,713,330
284,500	Biogen, Inc. (a)	98,951,945
1,280,365	BioMarin Pharmaceutical, Inc. (a)	115,527,334
239,050	Bioverativ, Inc. (a)	24,636,493
255,000	Boston Scientific Corp. (a)	7,129,800
10,300,000	Cerus Corp. (a) (b)	45,629,000
17,000	Charles River Laboratories International, Inc. (a)	1,792,480
530,650	Dextera Surgical, Inc. (a)	19,103
1,788,800	Eli Lilly & Co.	145,697,760
4,374,484	Epizyme, Inc. (a) (b)	70,647,917
3,067,900	Exact Sciences Corp. (a)	152,505,309
1,460,112	Flex Pharma, Inc. (a) (b)	6,030,263
3,861,932	Fluidigm Corp. (a) (b)	23,673,643
139,000	Glaukos Corp. (a)	4,171,390
113,000	Illumina, Inc. (a)	26,288,320
325,000	ImmunoGen, Inc. (a)	2,983,500
1,964,956	Insulet Corp. (a)	150,378,083
1,792,583	Momenta Pharmaceuticals, Inc. (a)	30,473,911
13,079,430	Nektar Therapeutics (a) (b)	1,093,571,142
490,000	NuVasive, Inc. (a)	23,946,300
3,763,700	OncoMed Pharmaceuticals, Inc. (a) (b)	9,409,250
943,400	OraSure Technologies, Inc. (a)	20,528,384
14,600	Penumbra, Inc. (a)	1,454,160
2,297,100	Pfenex, Inc. (a) (b)	7,672,314
4,135,573	QIAGEN N.V. (a)	138,500,340
307,900	Roche Holding AG - CHF	75,904,007
3,815,900	Seattle Genetics, Inc. (a)	199,571,570
5,365,000	Spectrum Pharmaceuticals, Inc. (a) (b)	115,562,100
4,695,782	Xencor, Inc. (a) (b)	106,875,998
		3,775,691,770

	Industrials - 11.9%
555,000	AECOM (a)	21,706,050
746,100	Alaska Air Group, Inc.	49,041,153
5,500	Allegiant Travel Co.	875,875
5,375,300	American Airlines Group, Inc.	291,986,296
485,000	Axon Enterprise, Inc. (a)	12,833,100
191,000	CIRCOR International, Inc.	10,126,820
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	347,680
188,400	Curtiss-Wright Corp.	24,616,344
3,733,800	Delta Air Lines, Inc.	211,967,826
9,900	Fedex Corp.	2,598,552
110,000	Gibraltar Industries, Inc. (a)	4,081,000
731,300	Hawaiian Holdings, Inc.	27,314,055
51,633	Herc Holdings, Inc. (a)	3,393,321
1,162,600	Jacobs Engineering Group, Inc.	80,754,196
6,632,125	JetBlue Airways Corp. (a)	138,346,128
380,000	NCI Building Systems, Inc. (a)	7,011,000
1,450,000	NN, Inc. (b)	41,760,000
22,000	Old Dominion Freight Line, Inc.	3,221,900
560,372	Ritchie Bros. Auctioneers, Inc.	18,223,297
4,000	Ryanair Holdings PLC - ADR (a)	490,840
930,000	Southwest Airlines Co.	56,544,000
427,500	Spirit Airlines, Inc. (a)	18,006,300
4,500	TransDigm Group, Inc. (a)	1,426,095
3,283,250	United Continental Holdings, Inc. (a)	222,670,015
		1,249,341,843

	Information Technology - 29.9%
880,900	Adobe Systems, Inc. (a)	175,968,584
908,850	Alibaba Group Holding Ltd. - ADR (a)	185,668,966
103,370	Alphabet, Inc. - Class A (a)	122,206,081
103,637	Alphabet, Inc. - Class C (a)	121,249,072
1,500	Arista Networks, Inc. (a)	413,730
135,700	ASML Holding N.V.	27,541,672
2,639,500	Axcelis Technologies, Inc. (a) (b)	68,363,050
720,000	Barracuda Networks, Inc. (a)	19,836,000
23,223,918	BlackBerry Ltd. (a)	294,014,802
5,377,401	comScore, Inc. (a) (b)	121,798,133
163,000	Cray, Inc. (a)	3,952,750
1,675,300	Cree, Inc. (a)	57,814,603
200,000	Dell Technologies Inc. - Class V (a)	14,340,000
413,000	Digimarc Corp. (a)	12,761,700
41,233	DXC Technology Co.	4,104,745
271,900	eBay, Inc. (a)	11,033,702
125,000	Electronic Arts, Inc. (a)	15,870,000
2,267,700	Ellie Mae, Inc. (a) (b)	212,029,950
1,503,322	FARO Technologies, Inc. (a) (b)	81,029,056
8,756,900	Flex Ltd. (a)	157,711,769
1,132,800	FormFactor, Inc. (a)	16,255,680
7,000	GTT Communications, Inc. (a)	323,050
1,186,000	Hewlett Packard Enterprise Co.	19,450,400
535,000	HP, Inc.	12,476,200
486,050	HubSpot, Inc. (a)	47,171,152
224,500	Intuit, Inc.	37,693,550
765,000	Jabil Circuit, Inc.	19,453,950
270,000	Keysight Technologies, Inc. (a)	12,614,400
764,400	KLA-Tencor Corp.	83,931,120
575,000	MaxLinear, Inc. - Class A (a)	14,829,250
171,822	Micro Focus International PLC - ADR	5,195,897
6,670,000	Micron Technology, Inc. (a)	291,612,400
543,877	MINDBODY, Inc. - Class A (a)	19,117,277
2,157,467	NetApp, Inc.	132,684,221
2,874,000	Nuance Communications, Inc. (a)	51,185,940
745,582	Nutanix, Inc. (a)	23,933,182
586,755	NVIDIA Corp.	144,224,379
233,000	OSI Systems, Inc. (a)	15,396,640
1,031,200	PROS Holdings, Inc. (a)	29,946,048
676,300	QUALCOMM, Inc.	46,157,475
125,000	Rambus, Inc. (a)	1,578,750
1,243,600	Rubicon Project, Inc. (The) (a)	2,387,712
8,822,000	ServiceSource International, Inc. (a) (b)	29,994,800
2,113,200	Splunk, Inc. (a)	195,196,284
2,300,000	Stratasys Ltd. (a)	49,197,000
740,300	Trimble, Inc. (a)	32,647,230
285,000	Universal Display Corp.	45,429,000
325,000	VMware, Inc. - Class A (a)	40,231,750
64,000	Western Digital Corp.	5,694,720
		3,133,717,822

	Materials - 0.4%
2,900	Ingevity Corp. (a)	210,395
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	2,418,000
284,300	Monsanto Co.	34,627,740
		37,256,135

	Telecom Services - 1.2%
23,430,000	Sprint Corp. (a)	124,881,900

	TOTAL COMMON STOCKS
	(Cost $5,046,073,510)	$10,256,346,455

	PREFERRED STOCKS - 0.3%
	Financials - 0.3%
1,488,500	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity (a)	11,922,885
1,798,500	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity (a)	14,388,000
		26,310,885

	TOTAL PREFERRED STOCKS
	(Cost $19,573,524)	26,310,885

	RIGHTS - 0.2%
	Health Care - 0.2%
7,639,720	Dyax Corp. Contingent Value Rights (a) (c) (d)	22,919,160

	TOTAL RIGHTS
	(Cost $675,162)	22,919,160

	CLOSED-END FUNDS - 0.1%
141,580	Altaba, Inc. (a)	11,309,411

	TOTAL CLOSED-END FUNDS
	(Cost $5,063,607)	11,309,411

Shares		Value
	SHORT-TERM INVESTMENTS - 1.7%
180,134,974	Dreyfus Treasury Securities Cash Management Fund - 1.19% (e)	$180,134,974
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $180,134,974)	180,134,974
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,251,520,777) - 100.3%	10,497,020,885
	Liabilities in Excess of Other Assets - (0.3)%	(27,385,895)
	TOTAL NET ASSETS - 100.0%	$10,469,634,990

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows:
Cost of investments	$5,251,520,777
Gross unrealized appreciation	5,610,692,579
Gross unrealized depreciation	(365,192,471)
Net unrealized appreciation	$5,245,500,108

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer tothe Notes to Financial  Statements section in the Fund's most recent annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of January 31, 2018. The Funds’ policy is to recognize transfers between Level 1, Level 2, and Level 3 as of the beginning of the period. There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period.  These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stock(1)	$9,400,298,405	$-	$-	$9,400,298,405
	Closed-End Funds(2)	174,937,200	-	-	174,937,200
	Short-Term Investments	465,232,684	-	-	465,232,684
	Total Investments in Securities	$10,040,468,289	$-	$-	$10,040,468,289

Growth Fund	Common Stock(1)	$11,279,278,137	$-	$-	$11,279,278,137
	Closed-End Funds(2)	46,170,640	-	-	46,170,640
	Rights(3)	-	-	90,000	90,000
	Short-Term Investments	497,380,800	-	-	497,380,800
	Total Investments in Securities	$11,822,829,577	$-	$90,000	$11,822,919,577

Aggressive	Common Stock(1)	$10,256,346,455	$-	$-	$10,256,346,455
Growth Fund	Preferred Stock(4)	26,310,885	-	-	26,310,885
	Rights(3)	-	-	22,919,160	22,919,160
	Closed-End Funds (2)	11,309,411	-	-	11,309,411
	Short-Term Investments	180,134,974	-	-	180,134,974
	Total Investments in Securities	$10,474,101,725	$-	$22,919,160	$10,497,020,885

(1) Refer to each Fund's respective Schedule of Investments for the breakdown of major categories.
(2) Information Technology
(3) Health Care
(4) Financials

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Dyax Corp. Contingent Value Rights

Aggressive
	Growth Fund	Growth Fund

Balance at October 31, 2017	$90,000	$22,919,160
Purchase (Received)	-	-
Sales	-	-
Realized Gain (Loss)	-	-
Change in unrealized appreciation	-	-
Transfer into Level 3	-	-
Balance at January 31, 2018	$90,000	$22,919,160

The Growth and Aggressive Growth Funds received Dyax Corp. Contingent Value Rights (“Dyax CVR”) when Dyax Corp. was acquired by Shire PLC in January 2016. Holders of Dyax CVR receive $4 per right upon approval of lanadelumab by the U.S. Food and Drug Administration. If the drug is not approved, rights holders receive nothing. During the period ended January 31, 2018, the Funds determined the fair value of Dyax CVR considering available information, in addition to previously available information including the results of a phase 3 study of lanadelumab, the final trading price of Dyax Corp. prior to the acquisition, the amount of cash received by Dyax Corp. shareholders, and the terms of the Dyax CVR. Dyax CVR are non-tradeable.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. Refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2017	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2018
tronc, Inc.	$26,858,431	$-	$478,616	$-	$(37,120)	$10,238,585	$36,581,280
Total	$26,858,431	$-	$478,616	$-	$(37,120)	$10,238,585	$36,581,280

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2017	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2018
Stratasys Ltd.	$107,629,836	$2,922,105	$-	$-	$-	$(5,435,064)	$105,116,877
Total	$107,629,836	$2,922,105	$-	$-	$-	$(5,435,064)	$105,116,877

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2017	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2018
Abaxis, Inc.	$100,008,920	$-	$-	$330,608	$-	$48,041,475	$148,050,395
Arbutus Biopharma Corp.	22,602,260	-	-	-	-	(2,200,220)	20,402,040
Axcelis Technologies, Inc.	95,064,550	-	7,378,704	-	4,925,397	(24,248,193)	68,363,050
Cerus Corp	22,386,000	10,575,000	-	-	-	12,668,000	45,629,000
Chegg, Inc.	127,562,429	-	3,452,995	-	1,413,496	12,706,258	138,229,188
comScore, Inc.	153,626,189	5,464,049	-	-	-	(37,292,105)	121,798,133
Ellie Mae, Inc.	223,621,007	-	19,377,767	-	12,931,824	(5,145,114)	212,029,950
Epizyme, Inc.	72,920,283	101,071	-	-	-	(2,373,437)	70,647,917
FARO Technologies, Inc.	80,721,080	-	2,866,220	-	433,620	2,740,576	81,029,056
Flex Pharma, Inc.	3,730,292	251,282	-	-	-	2,048,689	6,030,263
Fluidigm Corp.	22,330,186	76,183	-	-	-	1,267,274	23,673,643
IMAX Corp.	80,842,225	-	-	-	-	(14,668,280)	66,173,945
Marrone Bio Innovations, Inc.	2,324,767	-	-	-	-	93,233	2,418,000
Nektar Therapeutics	324,705,015	14,302	14,933,406	-	6,436,522	777,348,709	1,093,571,142
NN, Inc.	42,847,500	-	-	101,500	-	(1,087,500)	41,760,000
OncoMed Pharmaceuticals, Inc.	15,162,069	5,497	-	-	-	(5,758,316)	9,409,250
Pfenex, Inc.	7,258,836	-	-	-	-	413,478	7,672,314
ServiceSource International, Inc.	30,700,560	-	-	-	-	(705,760)	29,994,800
Shutterfly, Inc.	121,797,480	-	-	-	-	72,593,580	194,391,060
Spectrum Pharmaceuticals, Inc.(1)	N/A	31,982,242	-	-	-	10,040,957	115,562,100
Xencor, Inc.	92,803,448	92,585	-	-	-	13,979,965	106,875,998
Total	$1,643,015,096	$48,562,211	$48,009,092	$432,108	$26,140,859	$860,463,269	$2,603,711,244

(1) As of October 31, 2017, the company was not an affiliate.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By      /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date   3/27/2018

By       /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date    3/27/2018

By       /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date    3/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date    3/27/2018

By       /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date    3/27/2018

By       /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date    3/27/2018

By       /s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date    3/27/2018